Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Oberweis Funds
Entity Central Index Key	0000803020
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Oberweis Micro-Cap Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Investor Class
Trading Symbol	OBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$79.92	1.53%

Expenses Paid, Amount	$ 79.92
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	10.40	18.09	14.75
Russell Microcap Growth	2.49	2.92	3.61
S&P 500	24.56	15.05	12.86

Net Assets	$ 248,362,214
Holdings Count	87
Advisory Fees Paid, Amount	$ 1,133,617
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$248,362,214	87	31%	$1,133,617

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	96.8
Other Assets less Liabilities	3.2

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

ADMA Biologics, Inc.	4.5
Camtek Ltd.	4.4
Blue Bird Corp.	3.2
Ultra Clean Hldgs., Inc.	3.1
American Superconductor Corp.	2.9
Veeco Instruments, Inc.	2.7
CECO Environmental Corp.	2.2
Primoris Services Corp.	2.0
ACM Research, Inc.	1.9
Limbach Hldgs., Inc.	1.8

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	18.7
Biotechnology	9.6
Healthcare Equipment & Supplies	7.7
Software	5.4
Machinery	5.3
Construction & Engineering	4.9
Hotels, Restaurants & Leisure	4.7
Commercial Services & Supplies	4.0
Electrical Equipment	3.4
Professional Services	3.3

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

ADMA Biologics, Inc.	4.5
Camtek Ltd.	4.4
Blue Bird Corp.	3.2
Ultra Clean Hldgs., Inc.	3.1
American Superconductor Corp.	2.9
Veeco Instruments, Inc.	2.7
CECO Environmental Corp.	2.2
Primoris Services Corp.	2.0
ACM Research, Inc.	1.9
Limbach Hldgs., Inc.	1.8

Oberweis Micro-Cap Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Institutional Class
Trading Symbol	OMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$66.90	1.28%

Expenses Paid, Amount	$ 66.9
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OMCIX	10.64	18.39	15.03
Russell Microcap Growth	2.49	2.92	3.61
S&P 500	24.56	15.05	12.86

Net Assets	$ 262,795,672
Holdings Count	87
Advisory Fees Paid, Amount	$ 1,199,496
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$262,795,672	87	31%	$1,199,496

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	96.8
Other Assets less Liabilities	3.2

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

ADMA Biologics, Inc.	4.5
Camtek Ltd.	4.4
Blue Bird Corp.	3.2
Ultra Clean Hldgs., Inc.	3.1
American Superconductor Corp.	2.9
Veeco Instruments, Inc.	2.7
CECO Environmental Corp.	2.2
Primoris Services Corp.	2.0
ACM Research, Inc.	1.9
Limbach Hldgs., Inc.	1.8

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	18.7
Biotechnology	9.6
Healthcare Equipment & Supplies	7.7
Software	5.4
Machinery	5.3
Construction & Engineering	4.9
Hotels, Restaurants & Leisure	4.7
Commercial Services & Supplies	4.0
Electrical Equipment	3.4
Professional Services	3.3

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

ADMA Biologics, Inc.	4.5
Camtek Ltd.	4.4
Blue Bird Corp.	3.2
Ultra Clean Hldgs., Inc.	3.1
American Superconductor Corp.	2.9
Veeco Instruments, Inc.	2.7
CECO Environmental Corp.	2.2
Primoris Services Corp.	2.0
ACM Research, Inc.	1.9
Limbach Hldgs., Inc.	1.8

Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Investor Class	$66.80	1.25%

Expenses Paid, Amount	$ 66.8
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	16.55	18.46	13.49
Russell 2000 Growth	9.14	6.17	7.39
S&P 500	24.56	15.05	12.86

Net Assets	$ 351,829,801
Holdings Count	88
Advisory Fees Paid, Amount	$ 1,055,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$351,829,801	88	30%	$1,055,000

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	96.8
Other Assets less Liabilities	3.2

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Weatherford International PLC	3.1
SharkNinja, Inc.	2.6
Onto Innovation, Inc.	2.4
Zeta Global Hldgs. Corp.	2.4
Encompass Health Corp.	2.3
Credo Technology Group Hldg. Ltd.	2.2
SkyWest, Inc.	2.1
TransMedics Group, Inc.	1.9
Clean Harbors, Inc.	1.8
Universal Display Corp.	1.8

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.1
Healthcare Equipment & Supplies	9.2
Software	8.8
Machinery	6.8
Healthcare Providers & Services	5.7
Household Durables	5.2
Energy Equipment & Services	5.0
Electronic Equipment, Instruments & Components	3.9
Diversified Consumer Services	3.9
Professional Services	3.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Weatherford International PLC	3.1
SharkNinja, Inc.	2.6
Onto Innovation, Inc.	2.4
Zeta Global Hldgs. Corp.	2.4
Encompass Health Corp.	2.3
Credo Technology Group Hldg. Ltd.	2.2
SkyWest, Inc.	2.1
TransMedics Group, Inc.	1.9
Clean Harbors, Inc.	1.8
Universal Display Corp.	1.8

Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Institutional Class	$53.48	1.00%

Expenses Paid, Amount	$ 53.48
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSIX	16.83	18.75	13.78
Russell 2000 Growth	9.14	6.17	7.39
S&P 500	24.56	15.05	12.86

Net Assets	$ 699,975,593
Holdings Count	88
Advisory Fees Paid, Amount	$ 2,098,954
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$699,975,593	88	30%	$2,098,954

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	96.8
Other Assets less Liabilities	3.2

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Weatherford International PLC	3.1
SharkNinja, Inc.	2.6
Onto Innovation, Inc.	2.4
Zeta Global Hldgs. Corp.	2.4
Encompass Health Corp.	2.3
Credo Technology Group Hldg. Ltd.	2.2
SkyWest, Inc.	2.1
TransMedics Group, Inc.	1.9
Clean Harbors, Inc.	1.8
Universal Display Corp.	1.8

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.1
Healthcare Equipment & Supplies	9.2
Software	8.8
Machinery	6.8
Healthcare Providers & Services	5.7
Household Durables	5.2
Energy Equipment & Services	5.0
Electronic Equipment, Instruments & Components	3.9
Diversified Consumer Services	3.9
Professional Services	3.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Weatherford International PLC	3.1
SharkNinja, Inc.	2.6
Onto Innovation, Inc.	2.4
Zeta Global Hldgs. Corp.	2.4
Encompass Health Corp.	2.3
Credo Technology Group Hldg. Ltd.	2.2
SkyWest, Inc.	2.1
TransMedics Group, Inc.	1.9
Clean Harbors, Inc.	1.8
Universal Display Corp.	1.8

Oberweis Global Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$76.75	1.50%

Expenses Paid, Amount	$ 76.75
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	4.00	10.17	6.92
MSCI ACWI Small-Cap	10.64	7.31	6.23
MSCI EAFE	11.54	6.46	4.33

Net Assets	$ 34,820,041
Holdings Count	56
Advisory Fees Paid, Amount	$ 146,173
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$34,820,041	56	61%	$146,173

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	96.9
Other Assets less Liabilities	3.1

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Ashtead Technology Hldgs. PLC	5.9
Clean Harbors, Inc.	3.3
Onto Innovation, Inc.	3.2
Weatherford International PLC	3.0
Parsons Corp.	2.8
SkyWest, Inc.	2.8
Veracyte, Inc.	2.7
Saab AB	2.5
Credo Technology Group Hldg. Ltd.	2.5
Asics Corp.	2.5

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.0
Healthcare Equipment & Supplies	9.0
Trading Co. & Distribution	5.9
Electrical Equipment	5.8
Energy Equipment & Services	5.3
Software	5.2
Aerospace & Defense	4.9
Machinery	4.7
Commercial Services & Supplies	4.2
Food Products	3.8

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Ashtead Technology Hldgs. PLC	5.9
Clean Harbors, Inc.	3.3
Onto Innovation, Inc.	3.2
Weatherford International PLC	3.0
Parsons Corp.	2.8
SkyWest, Inc.	2.8
Veracyte, Inc.	2.7
Saab AB	2.5
Credo Technology Group Hldg. Ltd.	2.5
Asics Corp.	2.5

Oberweis Global Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$64.00	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBGIX	4.28	10.45	7.18
MSCI ACWI Small-Cap	10.64	7.31	6.23
MSCI EAFE	11.54	6.46	4.33

Net Assets	$ 19,377,625
Holdings Count	56
Advisory Fees Paid, Amount	$ 81,347
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$19,377,625	56	61%	$81,347

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	96.9
Other Assets less Liabilities	3.1

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Ashtead Technology Hldgs. PLC	5.9
Clean Harbors, Inc.	3.3
Onto Innovation, Inc.	3.2
Weatherford International PLC	3.0
Parsons Corp.	2.8
SkyWest, Inc.	2.8
Veracyte, Inc.	2.7
Saab AB	2.5
Credo Technology Group Hldg. Ltd.	2.5
Asics Corp.	2.5

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.0
Healthcare Equipment & Supplies	9.0
Trading Co. & Distribution	5.9
Electrical Equipment	5.8
Energy Equipment & Services	5.3
Software	5.2
Aerospace & Defense	4.9
Machinery	4.7
Commercial Services & Supplies	4.2
Food Products	3.8

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Ashtead Technology Hldgs. PLC	5.9
Clean Harbors, Inc.	3.3
Onto Innovation, Inc.	3.2
Weatherford International PLC	3.0
Parsons Corp.	2.8
SkyWest, Inc.	2.8
Veracyte, Inc.	2.7
Saab AB	2.5
Credo Technology Group Hldg. Ltd.	2.5
Asics Corp.	2.5

Oberweis China Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$110.01	2.15%

Expenses Paid, Amount	$ 110.01
Expense Ratio, Percent	2.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	7.26	0.36	1.72
MSCI China	(1.62)	(4.26)	1.39

Net Assets	$ 34,853,702
Holdings Count	58
Advisory Fees Paid, Amount	$ 223,301
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$34,853,702	58	79%	$223,301

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	99.0
Short-Term Investments	0.1
Other Assets less Liabilities	0.9

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADS	7.5
Tencent Hldgs. Ltd.	6.1
Alibaba Group Hldg. Ltd.	4.8
Meituan	4.5
Trip.com Group Ltd.	4.4
PDD Hldgs. ADS	3.7
Hon Hai Precision Industry Co. Ltd.	3.1
PetroChina Co. Ltd.	3.1
Tencent Music Entertainment Group ADS	2.6
China Shenhua Energy Co. Ltd.	2.5

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	13.9
Hotels, Restaurants & Leisure	12.3
Broadline Retail	8.6
Interactive Media & Services	7.2
Electronic Equipment, Instruments & Components	7.0
Oil, Gas & Consumable Fuels	5.6
Technology Hardware, Storage & Peripherals	5.2
Metals & Mining	5.2
Household Durables	4.1
Insurance	3.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADS	7.5
Tencent Hldgs. Ltd.	6.1
Alibaba Group Hldg. Ltd.	4.8
Meituan	4.5
Trip.com Group Ltd.	4.4
PDD Hldgs. ADS	3.7
Hon Hai Precision Industry Co. Ltd.	3.1
PetroChina Co. Ltd.	3.1
Tencent Music Entertainment Group ADS	2.6
China Shenhua Energy Co. Ltd.	2.5

Oberweis China Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OCHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Institutional Class	$97.24	1.90%

Expenses Paid, Amount	$ 97.24
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OCHIX	7.43	0.58	1.96
MSCI China	(1.62)	(4.26)	1.39

Net Assets	$ 7,887,913
Holdings Count	58
Advisory Fees Paid, Amount	$ 50,536
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,887,913	58	79%	$50,536

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	99.0
Short-Term Investments	0.1
Other Assets less Liabilities	0.9

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADS	7.5
Tencent Hldgs. Ltd.	6.1
Alibaba Group Hldg. Ltd.	4.8
Meituan	4.5
Trip.com Group Ltd.	4.4
PDD Hldgs. ADS	3.7
Hon Hai Precision Industry Co. Ltd.	3.1
PetroChina Co. Ltd.	3.1
Tencent Music Entertainment Group ADS	2.6
China Shenhua Energy Co. Ltd.	2.5

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	13.9
Hotels, Restaurants & Leisure	12.3
Broadline Retail	8.6
Interactive Media & Services	7.2
Electronic Equipment, Instruments & Components	7.0
Oil, Gas & Consumable Fuels	5.6
Technology Hardware, Storage & Peripherals	5.2
Metals & Mining	5.2
Household Durables	4.1
Insurance	3.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADS	7.5
Tencent Hldgs. Ltd.	6.1
Alibaba Group Hldg. Ltd.	4.8
Meituan	4.5
Trip.com Group Ltd.	4.4
PDD Hldgs. ADS	3.7
Hon Hai Precision Industry Co. Ltd.	3.1
PetroChina Co. Ltd.	3.1
Tencent Music Entertainment Group ADS	2.6
China Shenhua Energy Co. Ltd.	2.5

Oberweis Emerging Markets Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	OBEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Emerging Markets Fund (“OBEMX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Emerging Markets Fund - Investor Class	$87.59	1.75%

Expenses Paid, Amount	$ 87.59
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBEMX	5.02	8.74	5.35
MSCI Emerging Markets Small-Cap	20.04	9.99	5.58
MSCI EAFE	11.54	6.46	4.80

[1] Since the inception of the Fund on May 1, 2018.

Net Assets	$ 5,383,180
Holdings Count	60
Advisory Fees Paid, Amount	$ 33,624
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,383,180	60	55%	$33,624

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	93.3
Short-Term Investments	6.9
Other Liabilities less Assets	(0.2)

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

International Container Terminal Services, Inc.	3.3
MakeMyTrip Ltd.	2.8
Federal Bank Ltd.	2.3
Park Systems Corp.	2.3
Medicover AB	2.3
Ennoconn Corp.	2.2
eMemory Technology, Inc.	2.2
PB Fintech Ltd.	2.2
Classys, Inc.	2.2
E Ink Hldgs., Inc.	2.1

Top Ten Industries (% of Net Assets)

Hotels, Restaurants & Leisure	11.9
Semiconductors & Semiconductor Equipment	7.8
Electronic Equipment, Instruments & Components	5.9
Consumer Staples Distribution & Retail	5.8
Transportation Infrastructure	5.1
Banks	4.8
Healthcare Providers & Services	4.1
Oil, Gas & Consumable Fuels	4.1
Beverages	3.9
Aerospace & Defense	3.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

International Container Terminal Services, Inc.	3.3
MakeMyTrip Ltd.	2.8
Federal Bank Ltd.	2.3
Park Systems Corp.	2.3
Medicover AB	2.3
Ennoconn Corp.	2.2
eMemory Technology, Inc.	2.2
PB Fintech Ltd.	2.2
Classys, Inc.	2.2
E Ink Hldgs., Inc.	2.1

Oberweis Emerging Markets Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	OIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Emerging Markets Fund (“OIEMX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Emerging Markets Fund - Institutional Class	$75.10	1.50%

Expenses Paid, Amount	$ 75.1
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OIEMX	5.27	8.99	5.60
MSCI Emerging Markets Small-Cap	20.04	9.99	5.58
MSCI EAFE	11.54	6.46	4.80

[1] Since the inception of the Fund on May 1, 2018.

Net Assets	$ 12,518,578
Holdings Count	60
Advisory Fees Paid, Amount	$ 78,193
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$12,518,578	60	55%	$78,193

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	93.3
Short-Term Investments	6.9
Other Liabilities less Assets	(0.2)

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

International Container Terminal Services, Inc.	3.3
MakeMyTrip Ltd.	2.8
Federal Bank Ltd.	2.3
Park Systems Corp.	2.3
Medicover AB	2.3
Ennoconn Corp.	2.2
eMemory Technology, Inc.	2.2
PB Fintech Ltd.	2.2
Classys, Inc.	2.2
E Ink Hldgs., Inc.	2.1

Top Ten Industries (% of Net Assets)

Hotels, Restaurants & Leisure	11.9
Semiconductors & Semiconductor Equipment	7.8
Electronic Equipment, Instruments & Components	5.9
Consumer Staples Distribution & Retail	5.8
Transportation Infrastructure	5.1
Banks	4.8
Healthcare Providers & Services	4.1
Oil, Gas & Consumable Fuels	4.1
Beverages	3.9
Aerospace & Defense	3.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

International Container Terminal Services, Inc.	3.3
MakeMyTrip Ltd.	2.8
Federal Bank Ltd.	2.3
Park Systems Corp.	2.3
Medicover AB	2.3
Ennoconn Corp.	2.2
eMemory Technology, Inc.	2.2
PB Fintech Ltd.	2.2
Classys, Inc.	2.2
E Ink Hldgs., Inc.	2.1

Oberweis International Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$80.97	1.59%

Expenses Paid, Amount	$ 80.97
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	6.19	3.35	3.96
MSCI World ex-US Small-Cap Growth	5.56	3.83	4.36
MSCI EAFE	11.54	6.46	4.33

Net Assets	$ 100,405,287
Holdings Count	66
Advisory Fees Paid, Amount	$ 517,488
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$100,405,287	66	52%	$517,488

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	98.8
Short-Term Investments	0.6
Other Assets less Liabilities	0.6

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Intermediate Capital Group PLC	3.4
Kongsberg Gruppen ASA	3.1
Saab AB	2.7
Santen Pharmaceutical Co. Ltd.	2.6
Glanbia PLC	2.5
Marks and Spencer Group PLC	2.4
Accelleron Industries AG	2.3
CTS Eventim AG & Co.	2.3
Arcadis NV	2.2
Daiwa Securities Group, Inc.	2.2

Top Ten Industries (% of Net Assets)

Food Products	8.9
Trading Co. & Distribution	7.0
Machinery	6.7
Capital Markets	6.6
Construction & Engineering	6.1
Aerospace & Defense	5.9
Consumer Staples Distribution & Retail	5.1
Specialty Retail	4.5
Electrical Equipment	3.9
Information Technology Services	3.7

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Intermediate Capital Group PLC	3.4
Kongsberg Gruppen ASA	3.1
Saab AB	2.7
Santen Pharmaceutical Co. Ltd.	2.6
Glanbia PLC	2.5
Marks and Spencer Group PLC	2.4
Accelleron Industries AG	2.3
CTS Eventim AG & Co.	2.3
Arcadis NV	2.2
Daiwa Securities Group, Inc.	2.2

Oberweis International Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Institutional Class	$55.54	1.09%

Expenses Paid, Amount	$ 55.54
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIIX	6.52	3.62	4.22
MSCI World ex-US Small-Cap Growth	5.56	3.83	4.36
MSCI EAFE	11.54	6.46	4.33

Net Assets	$ 243,474,818
Holdings Count	66
Advisory Fees Paid, Amount	$ 1,254,867
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$243,474,818	66	52%	$1,254,867

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	98.8
Short-Term Investments	0.6
Other Assets less Liabilities	0.6

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Intermediate Capital Group PLC	3.4
Kongsberg Gruppen ASA	3.1
Saab AB	2.7
Santen Pharmaceutical Co. Ltd.	2.6
Glanbia PLC	2.5
Marks and Spencer Group PLC	2.4
Accelleron Industries AG	2.3
CTS Eventim AG & Co.	2.3
Arcadis NV	2.2
Daiwa Securities Group, Inc.	2.2

Top Ten Industries (% of Net Assets)

Food Products	8.9
Trading Co. & Distribution	7.0
Machinery	6.7
Capital Markets	6.6
Construction & Engineering	6.1
Aerospace & Defense	5.9
Consumer Staples Distribution & Retail	5.1
Specialty Retail	4.5
Electrical Equipment	3.9
Information Technology Services	3.7

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Intermediate Capital Group PLC	3.4
Kongsberg Gruppen ASA	3.1
Saab AB	2.7
Santen Pharmaceutical Co. Ltd.	2.6
Glanbia PLC	2.5
Marks and Spencer Group PLC	2.4
Accelleron Industries AG	2.3
CTS Eventim AG & Co.	2.3
Arcadis NV	2.2
Daiwa Securities Group, Inc.	2.2

Oberweis Focused International Growth Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Focused International Growth Fund
Class Name	Institutional Class
Trading Symbol	OFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Focused International Growth Fund - Institutional Class	$50.15	0.95%

Expenses Paid, Amount	$ 50.15
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	15.65	0.52
MSCI EAFE	11.54	5.69
[1] Since the inception of the Fund on April 1, 2022.
Net Assets	$ 7,083,927
Holdings Count	38
Advisory Fees Paid, Amount	$ 26,779
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,083,927	38	35%	$26,779

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2024) (unaudited)

Asset Allocation (% of Net Assets)

Equities	95.8
Short-Term Investments	3.9
Other Assets less Liabilities	0.3

What did the Fund invest in?   (as of June 30, 2024) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)

Novo Nordisk A/S	5.9
Dollarama, Inc.	4.8
Hitachi Ltd.	4.8
SAP SE	4.5
Cadence Design Systems, Inc.	4.3
UniCredit SpA	4.2
Publicis Groupe SA	4.2
Rolls-Royce Hldgs. PLC	4.0
LVMH Moet Hennessy Louis Vuitton SE	3.7
Rheinmetall AG	3.4

Top Ten Industries (% of Net Assets)

Pharmaceuticals	10.4
Aerospace & Defense	10.0
Banks	9.4
Software	8.9
Insurance	5.1
Broadline Retail	4.8
Industrial Conglomerates	4.8
Oil, Gas & Consumable Fuels	4.3
Media	4.2
Automobiles	4.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Novo Nordisk A/S	5.9
Dollarama, Inc.	4.8
Hitachi Ltd.	4.8
SAP SE	4.5
Cadence Design Systems, Inc.	4.3
UniCredit SpA	4.2
Publicis Groupe SA	4.2
Rolls-Royce Hldgs. PLC	4.0
LVMH Moet Hennessy Louis Vuitton SE	3.7
Rheinmetall AG	3.4